SUBSEQUENT EVENTS (Detail Textuals) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 10, 2020	Jun. 22, 2020	Jun. 25, 2019	Aug. 31, 2019
Subsequent Event [Line Items]
Number of units sold			1,300,813
Stock payable				$ 639,417
NEO1940
Subsequent Event [Line Items]
Number of common stock payable recorded				61,297
NEOMED
Subsequent Event [Line Items]
Number of units sold				72,660
Shares issued for settlement of accrued liability				11,363
Value for shares issued for settlement of accrued liability				$ 100,000
Subsequent event
Subsequent Event [Line Items]
Number of issuance of common shares	762,762
Common stock price per share	$ 1.45
Proceeds from common shares	$ 1,087,118	$ 25,000